CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)		Dec. 31, 2025 USD ($)		Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 7,773,182		$ 1,111,550		¥ 11,442,965
Restricted cash	8,170,605		1,168,381		8,858,449
Short-term investments	39,579,961		5,659,859		41,317,700
Financing receivables, net of allowance for credit losses of RMB147,330 and RMB174,478 as of December 31, 2024 and 2025, respectively	1,353,682		193,574		2,835,527
Accounts receivable and contract assets, net of allowance for credit losses of RMB1,636,163 and RMB1,612,202 as of December 31, 2024 and 2025, respectively	3,936,976		562,980		5,497,989
Amounts due from and prepayments to related parties	¥ 409,867		$ 58,610		¥ 379,218
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party		Related Party		Related Party
Loan receivables from related parties	¥ 315,755		$ 45,152		¥ 18,797
Inventories	2,854,034		408,121		1,609,876
Prepayments, receivables and other assets	3,726,128		532,829		4,642,824
Total current assets	68,120,190		9,741,056		76,603,345
Non-current assets:
Property, plant and equipment, net	2,069,624		295,952		2,400,211
Right-of-use assets	19,144,129		2,737,574		23,366,879
Long-term investments, net	20,148,524		2,881,201		23,790,106
Intangible assets, net	722,676		103,341		857,635
Goodwill	4,660,360		666,423		4,777,420
Long-term loan receivables from related parties	39,573		5,659		131,410
Other non-current assets	1,763,102		252,121		1,222,277
Total non-current assets	48,547,988		6,942,271		56,545,938
TOTAL ASSETS	116,668,178		16,683,327		133,149,283
Current liabilities
Accounts payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB66,266 and RMB57,987 as of December 31, 2024 and 2025, respectively)	6,052,129		865,443		9,492,629
Amounts due to related parties (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB322 and RMB463 as of December 31, 2024 and 2025, respectively)	¥ 348,467		$ 49,830		¥ 391,446
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party		Related Party		Related Party
Loan payable to related parties (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of nil as of both December 31, 2024 and 2025)	¥ 497,939		$ 71,204
Employee compensation and welfare payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB374,213 and RMB411,090 as of December 31, 2024 and 2025, respectively)	6,504,197		930,088		¥ 8,414,472
Customer deposits payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB4,141,792 and RMB3,369,240 as of December 31, 2024 and 2025, respectively)	4,157,248		594,479		6,078,623
Income taxes payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB35,277 and RMB34,984 as of December 31, 2024 and 2025, respectively)	702,607		100,471		1,028,735
Short-term borrowings (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of nil as of both December 31, 2024 and 2025)	207,717		29,703		288,280
Lease liabilities current portion (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB369 and RMB198 as of December 31, 2024 and 2025, respectively)	10,658,576		1,524,156		13,729,701
Contract liabilities and deferred revenue (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB2,785 and RMB2,990 as of December 31, 2024 and 2025, respectively)	5,690,293		813,701		6,051,867
Accrued expenses and other current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB210,085 and RMB109,199 as of December 31, 2024 and 2025, respectively)	7,588,077		1,085,080		7,268,505
Total current liabilities	42,407,250		6,064,155		52,744,258
Non-current liabilities
Deferred tax liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB2,374 and RMB1,679 as of December 31, 2024 and 2025, respectively)	317,209		45,360		317,697
Lease liabilities non-current portion (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB452 and RMB146 as of December 31, 2024 and 2025, respectively)	6,969,571		996,635		8,636,770
Long-term borrowings (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of nil as of both December 31, 2024 and 2025)	182,917		26,157
Long-term loan payable to related parties (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of nil as of both December 31, 2024 and 2025)	259,249		37,072
Other non-current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of nil as of both December 31, 2024 and 2025)	2,148		307		2,563
Total non-current liabilities	7,731,094		1,105,531		8,957,030
TOTAL LIABILITIES	50,138,344		7,169,686		61,701,288
Commitments and contingencies
KE Holdings Inc. shareholders' equity:
Ordinary shares	450	[1]	64	[1]	461	[1]
Treasury shares	(848,433)		(121,324)		(949,410)
Additional paid-in capital	64,802,176		9,266,588		72,460,562
Statutory reserves	1,054,872		150,845		926,972
Accumulated other comprehensive income	290,029		41,474		609,112
(Accumulated deficit) / Retained earnings	1,142,194		163,332		(1,723,881)
Total KE Holdings Inc. shareholders' equity	66,441,288		9,500,979		71,323,816
Non-controlling interests	88,546		12,662		124,179
TOTAL SHAREHOLDERS' EQUITY	66,529,834		9,513,641		71,447,995
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 116,668,178		$ 16,683,327		¥ 133,149,283

[1]	Excluding the Class A ordinary shares registered in the name of the depositary bank for future issuance of ADSs upon the exercise or vesting of awards granted under our share incentive plans and the Class A ordinary shares repurchased but not cancelled in the form of ADSs.